Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

Rasna Therapeutics Inc is a related party as Keeren Shah, Finance Director of Tiziana, is also Finance Director of Rasna and John Brancaccio and Willy Simon, directors of our Company, are also directors of Rasna. Rasna is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. During 2020, Tiziana extended a loan to Rasna for $72,000 at an interest rate of 8% per annum. As of December 31, 2020, $78k (2019: $5k, 2018:$130k) was owed to Tiziana Life Sciences PLC in respect of the loan and shares services agreement.

In addition to the above, on April 16, 2020, Tiziana also acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D; a.k.a. Dactinomycin), from Rasna to expand its pipeline for a consideration of an initial $120k upfront payment and milestone payments of up to an additional aggregate $630k.

OKYO Pharma Ltd is a related party as Kunwar Shailubhai, director of our Company, is also a director of OKYO. In addition, Keeren Shah, Finance Director of Tiziana, is also Finance Director of OKYO. OKYO is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. As of December 31, 2019, $27k (2019: $28k, 2018 $9k) was owed to Tiziana Life Sciences PLC in respect of this agreement. In 2019, OKYO Pharma Ltd had also extended a short term loan facility of $527k to Tiziana with interest payable of 20% per annum, as Tiziana failed to repay the amount owed by the repayment date. In respect of this loan, $264k was due as of December 31, 2019.

Gensignia Lifesciences Inc is a related party as Kunwar Shailubhai, director of our Company, is also a director of Gensignia. As of December 31, 2020, $348k (2019: $320k, 2018:$55k) was owed to Tiziana Life Sciences PLC.

Accustem Sciences Ltd is a related party as Kunwar Shailubhai, director of our Company, is also a director of Accustem. In addition, Keeren Shah, Finance Director of Tiziana, is also Finance Director of Accustem. As of December 31, 2020, $1,346k was owed to Accustem, made up of cash payable of $1,342k offset by $4k worth of costs paid by Tiziana on Accustem’s behalf.

As at December 31, 2020, Kunwar Shailubhai owed the Company $191,000 for the exercise of his options.